Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	3,727.19
Total Transaction Valuation	26,989,081.40
Total Offset Amount	0.00
Net Fee	$ 3,727.19
Offering Table N/A
Offset Table N/A	N/A